Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Total interest income	$ 4,344	$ 4,227	$ 4,325	$ 4,036	$ 4,193	$ 4,224	$ 4,173	$ 4,144	$ 16,932	$ 16,734	$ 18,170
Total interest expense	628	660	683	627	677	719	741	763	2,598	2,900	3,648
Net interest income	3,716	3,567	3,642	3,409	3,516	3,505	3,432	3,381	14,334	13,834	14,522
Provision for loan losses	110	110	117	20	149	100	86	80	357	415	1,411
Mortgage banking income	75	54	56	29	72	84	85	97
Other income	1,076	1,039	1,114	891	1,006	939	970	980	4,334	4,233	4,592
Other expense	3,495	3,338	3,401	3,336	3,432	3,349	3,330	3,035	13,570	13,146	13,077
Income before income taxes	1,262	1,212	1,294	973	1,013	1,079	1,071	1,343	4,741	4,506	4,626
Provision for income taxes	170	154	131	70	46	60	62	337	525	505	978
Net income	$ 1,092	$ 1,058	$ 1,163	$ 903	$ 967	$ 1,019	$ 1,009	$ 1,006	$ 4,216	$ 4,001	$ 3,648
Per-share data: Basic earnings	$ 0.26	$ 0.25	$ 0.28	$ 0.22	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 1.01	$ 0.95	$ 0.86
Per-share data: Diluted earnings	$ 0.26	$ 0.25	$ 0.28	$ 0.22	$ 0.23	$ 0.24	$ 0.24	$ 0.24	$ 1.01	$ 0.95	$ 0.86
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88